Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	Debt
The Company’s long-term debt consists of the bank loans and financing obligations summarized as follows (in thousands):

	June 30, 2021	December 31, 2020

$85.5 Million Credit Facility *	$—	$21,974
$30.0 Million Credit Facility *	—	24,881
$60.0 Million Credit Facility *	—	23,746
$184.0 Million Credit Facility *	—	49,641
$34.0 Million Credit Facility *	—	30,536
$90.0 Million Credit Facility *	—	22,340
$19.6 Million Lease Financing - SBI Rumba *	—	15,614
$19.0 Million Lease Financing - SBI Tango *	—	16,109
$19.0 Million Lease Financing - SBI Echo *	—	16,259
$20.5 Million Lease Financing - SBI Hermes *	—	17,763
$21.4 Million Lease Financing - SBI Samba	18,212	18,960
CMBFL Lease Financing *	—	102,282
$45.0 Million Lease Financing - SBI Virgo & SBI Libra *	—	39,375
AVIC Lease Financing *	—	101,957
$67.3 Million Lease Financing *	—	59,779
Total bank loans and financing obligations outstanding	18,212	561,216
Less: Current portion	(1,547)	(46,560)
	$16,665	$514,656
*Debt repaid as vessels were disposed as part of the Company’s transition to a sustainable future and exit from the dry bulk sector during 2021.

(amounts in thousands)	June 30, 2021			December 31, 2020
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$1,547	$16,665	$18,212	$46,560	$514,656	$561,216
Unamortized deferred financing costs	(15)	(159)	(174)	(657)	(6,075)	(6,732)
Total debt, net	$1,532	$16,506	$18,038	$45,903	$508,581	$554,484

Interest And Finance Costs [Table Text Block]

	Six Months Ended June 30,
(amounts in thousands)	2021	2020
Interest expense	$5,518	$17,663
Amortization of deferred financing costs	652	2,022
Write-off of deferred financing costs	7,028	366
Other	152	145
Financial expense, net	$13,350	$20,196